                      SUPPLEMENT DATED AUGUST 14, 2014 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated August 1, 2014, the Legg Mason Partners Variable Equity Trust (the "Trust") announced that the Board of Trustees (the "Board") of the Trust approved a reorganization pursuant to which the assets of the ClearBridge Variable All Cap Value Portfolio -- Class I (the "Acquired Fund") would be acquired, and the liabilities of the Acquired Fund would be assumed, by the ClearBridge Variable Large Cap Value Portfolio -- Class I (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the Acquired Fund would then be terminated.

The reorganization is expected to be effected on or about December 5, 2014. Shareholders of the Acquired Fund will not be asked to vote with respect to the reorganization.

On the date of the reorganization, assets held by the Separate Account that are invested in the ClearBridge Variable All Cap Value Portfolio -- Class I will be transferred to the ClearBridge Variable Large Cap Value Portfolio -- Class I. Contract owners that have Contract Value allocated to the Subaccount investing in the Acquired Fund on the date of the reorganization will, therefore, have their Contract Value transferred to the Subaccount investing in the Acquiring Fund.

The Acquiring Fund will be available as an investment option under your contract on or about December 5, 2014, to accommodate this reorganization. It is anticipated that the Acquired Fund will be closed to purchases two days prior to the reorganization effective date. References to the Acquired Fund in the prospectus are updated accordingly to reflect the reorganization, the termination of the Acquired Fund and the availability of the Acquiring Fund as of the date of the reorganization.

Information about the investment objective and investment adviser for the Acquiring Fund is provided below:

SUBACCOUNT INVESTING IN                             INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value  Seeks long-term capital growth. Current income is
Portfolio -- Class I                  a secondary objective.


-----------------------------------------------------------------------------------------

              INVESTMENT OBJECTIVE                                      ADVISER
-----------------------------------------------------------------------------------------------------
Seeks long-term capital growth. Current income is  Legg Mason Partners Fund Advisor, LLC (subadvised
a secondary objective.                             by ClearBridge Investments, LLC; Western Asset
                                                   Management Company manages the fund's cash and
                                                   short term investments)
-----------------------------------------------------------------------------------------------------

You may make transfers from the Acquired Fund to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the reorganization will not be considered a transfer for any of the purposes described above.

40725NY SUPPM 08/14/14

SUBACCOUNTS


                         SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
FUNDS (INVESCO VARIABLE  FUND -- SERIES I SHARES
INSURANCE FUNDS)
                         --------------------------------------------------------------------------
                         INVESCO V.I. COMSTOCK FUND --      Seeks capital growth and income
                         CLASS II SHARES                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         --------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                         SERIES I SHARES
                         --------------------------------------------------------------------------
                         INVESCO V.I. EQUITY AND INCOME     Seeks both capital appreciation and
                         FUND -- CLASS II SHARES S          current income.
                         --------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                         FUND -- SERIES II SHARES
                         --------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED WEALTH  Seeks to maximize total return
VARIABLE PRODUCTSSERIES  STRATEGY PORTFOLIO -- CLASS B      consistent with the adviser's
FUND, INC.                                                  determination of reasonable risk.
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         --------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation and,
SERIES FUNDS, INC.       FUND -- CLASS III SHARES           secondarily, income.

                         --------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1     capital.

                         --------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         --------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income.
SERIES                FUND II -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS    SERVICE CLASS 2                    consistent with reasonable risk.
FUND











                      ------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO --
                      SERVICE CLASS 2
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the S&P 500(R) Index.
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME                Seeks high total return through a
                      PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                      PORTFOLIO -- SERVICE CLASS 2       growth.




                      ------------------------------------------------------------------------------
                      VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                      SERVICE CLASS 2
                      ------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                      PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                      Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity
                                           Research & Analysis Company
                                           (FRAC), Fidelity Management &
                                           Research (U.K.) Inc. (FMR U.K.),
                                           Fidelity International Investment
                                           Advisors (FIIA), Fidelity
                                           International Investment Advisors
                                           (U.K.) Limited (FIIA(U.K.)L), and
                                           Fidelity Investments Japan Limited
                                           (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
         FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
FRANKLIN TEMPLETON      FRANKLIN MUTUAL SHARES VIP FUND    Seeks capital appreciation, with
VARIABLE INSURANCE      -- CLASS 2 SHARES                  income as a secondary goal. The fund
PRODUCTS TRUST                                             normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                        ------------------------------------------------------------------------------
                        TEMPLETON GROWTH VIP FUND --       Seeks long-term capital growth. Under
                        CLASS 2 SHARES                     normal market conditions, the fund
                                                           normally invests primarily in equity
                                                           securities of companies located
                                                           anywhere in the world, including
                                                           emerging markets.
                        ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,   CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
INC.                    CLASS 1 SHARES                     future income.
                        ------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                        CLASS 1 SHARES                     current income and capital
                                                           appreciation.
                        ------------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                        SHARES





                        ------------------------------------------------------------------------------
                        TOTAL RETURN FUND -- CLASS 3       Seeks the highest total return,
                        SHARES                             composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.
                        ------------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                        SHARES
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET         Maximize current income to the extent
INSURANCE TRUST         FUND -- SERVICE SHARES/1/          consistent with the preservation of
                                                           capital and the maintenance of
                                                           liquidity by investing exclusively in
                                                           high quality money market
                                                           instruments.
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO --              Seeks long-term capital growth,
                        SERVICE SHARES                     consistent with preservation of capital
                                                           and balanced by current income.
                        ------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                        ------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST         SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                        ------------------------------------------------------------------------------
                        MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                        SERVICE CLASS SHARES               seek total return.
                        ------------------------------------------------------------------------------
                        MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                        SERVICE CLASS SHARES               seek total return.
                        ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions, the fund
normally invests primarily in equity
securities of companies located
anywhere in the world, including
emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock Investment
capital appreciation, as is consistent     Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                            SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                            ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE        OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS               APPRECIATION FUND/VA --
                            SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER CAPITAL INCOME         The Fund seeks total return.
                            FUND/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER GLOBAL FUND/VA --      The Fund seeks capital appreciation.
                            SERVICE SHARES




                            ----------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET            The Fund seeks capital appreciation.
                            FUND/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                            CAP FUND(R)/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
PIMCO VARIABLE              ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST             CLASS SHARES                       with preservation of real capital and
                                                               prudent investment management.
                            ----------------------------------------------------------------------------
                            HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
                            LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                            PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                            SHARES                             and prudent investment management.
                            ----------------------------------------------------------------------------
                            LOW DURATION PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
                            TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
                            SHARES

                            ----------------------------------------------------------------------------
                            JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
                            NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2             appreciation.

                            ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


----------------------------------------------------------------------------
The Fund seeks total return.             Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds





----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC/Research Affiliates,
prudent investment management.           LLC
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                    ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE              AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------
AIM VARIABLE        INVESCO V.I. VALUE             Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS     OPPORTUNITIES FUND -- SERIES
(INVESCO VARIABLE   II SHARES
INSURANCE FUNDS)
                    ---------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BLACKROCK LARGE CAP GROWTH     Seeks long-term capital growth.  BlackRock Advisors, LLC
SERIES FUNDS, INC.  V.I. FUND -- CLASS III SHARES                                   (subadvised by BlackRock
                                                                                    Investment Management, LLC)
                    ---------------------------------------------------------------------------------------------

                                                                                             ADVISER (AND SUB-ADVISER(S),
                          SUBACCOUNT INVESTING IN              INVESTMENT OBJECTIVE                AS APPLICABLE)
                          --------------------------------------------------------------------------------------------------
GE INVESTMENTS            INCOME FUND -- CLASS 1 SHARES  Seeks maximum income              GE Asset Management
FUNDS, INC.                                              consistent with prudent           Incorporated
                                                         investment management and the
                                                         preservation of capital.
                          --------------------------------------------------------------------------------------------------
                          PREMIER GROWTH EQUITY          Seeks long-term growth of         GE Asset Management
                          FUND -- CLASS 1 SHARES         capital and future income rather  Incorporated
                                                         than current income.
                          --------------------------------------------------------------------------------------------------
                          S&P 500(R) INDEX FUND/1/       Seeks growth of capital and       GE Asset Management
                                                         accumulation of income that       Incorporated (subadvised by SSgA
                                                         corresponds to the investment     Funds Management, Inc.)
                                                         return of the S&P 500(R)
                                                         Composite Stock Index.
                          --------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS       CLEARBRIDGE VARIABLE           Seeks capital appreciation.       Legg Mason Partners Fund
VARIABLE EQUITY TRUST/2/  AGGRESSIVE GROWTH PORTFOLIO                                      Advisor, LLC (subadvised by
                          -- CLASS II                                                      ClearBridge Advisors, LLC;
                                                                                           Western Asset Management
                                                                                           Company manages the fund's cash
                                                                                           and short term investments)
                          --------------------------------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE ALL CAP   Seeks long-term capital growth.   Legg Mason Partners Fund
                          VALUE PORTFOLIO -- CLASS I     Current income is a secondary     Advisor, LLC (subadvised by
                                                         consideration.                    ClearBridge Advisors, LLC;
                                                                                           Western Asset Management
                                                                                           Company manages the fund's cash
                                                                                           and short term investments)
                          --------------------------------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE LARGE     Seeks long-term growth of         Legg Mason Partners Fund
                          CAP VALUE PORTFOLIO -- CLASS I capital. Current income is a      Advisor, LLC (subadvised by
                                                         secondary objective.              ClearBridge Investments, LLC;
                                                                                           Western Asset Management
                                                                                           Company manages the fund's cash
                                                                                           and short term investments)
                          --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) INVESTORS TRUST         The fund's investment objective   Massachusetts Financial Services
INSURANCE TRUST           SERIES -- SERVICE CLASS SHARES is to seek capital appreciation.  Company
                          --------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE      OPPENHEIMER DISCOVERY MID CAP  The Fund seeks capital            Oppenheimer Funds
ACCOUNT FUNDS             GROWTH FUND/VA -- SERVICE      appreciation.
                          SHARES
                          --------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The Board of Trustees of the Trust has approved a
                        reorganization pursuant to which the assets of ClearBridge Variable All Cap Value Portfolio -- Class I will be acquired, and its liabilities assumed, by ClearBridge Variable Large Cap Value Portfolio -- Class I, in exchange for shares of ClearBridge Variable Large Cap Value Portfolio -- Class I. Shares of ClearBridge Variable Large Cap Value Portfolio -- Class I will be distributed to fund shareholders, and ClearBridge Variable All Cap Value -- Class I will then be terminated. The reorganization is expected to be effected on or about December 5, 2014. It is anticipated that ClearBridge Variable All Cap Value Portfolio -- Class I shares will be closed to purchases two days prior to the reorganization effective date. ClearBridge Variable Large Cap Value Portfolio -- Class I will be available on or about December 5, 2014.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN FOUNDING FUNDS            Seeks capital appreciation, with       Franklin Templeton Services, LLC
VARIABLE INSURANCE  ALLOCATION VIP FUND -- CLASS 2/1/  income as a secondary goal. The fund   (the fund's administrator)
PRODUCTS TRUST                                         normally invests equal portions in
                                                       Class 1 shares of Franklin Income VIP
                                                       Fund; Franklin Mutual Shares VIP
                                                       Fund; and Templeton Growth VIP
                                                       Fund.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN INCOME VIP FUND --        Seeks to maximize income while         Franklin Advisers, Inc.
                    CLASS 2 SHARES                     maintaining prospects for capital
                                                       appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    -----------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.